Schedule of Investments
(unaudited)
September 30, 2025
BlackRock Large Cap Focus Growth V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 3.2%
Axon Enterprise, Inc.
(a)
................. 5,462 $ 3,919,750
Howmet Aerospace, Inc. ................ 17,012 3,338,265
TransDigm Group, Inc. ................. 1,222 1,610,620
8,868,635
Automobiles — 4.4%
Ferrari NV
(b)
........................ 10,787 5,234,068
Tesla, Inc.
(a)
......................... 16,127 7,172,000
12,406,068
Broadline Retail — 8.0%
Amazon.com, Inc.
(a)
................... 102,249 22,450,813
Building Products — 0.6%
Trane Technologies plc ................. 3,860 1,628,766
Capital Markets — 3.7%
Blue Owl Capital, Inc. , Class A
(b)
........... 113,616 1,923,519
KKR & Co., Inc. ...................... 41,642 5,411,378
S&P Global, Inc. ..................... 5,923 2,882,783
10,217,680
Chemicals — 0.4%
Sherwin-Williams Co. (The) .............. 2,897 1,003,115
Electrical Equipment — 0.4%
Vertiv Holdings Co. , Class A ............. 7,540 1,137,484
Electronic Equipment, Instruments & Components — 1.4%
Amphenol Corp. , Class A ............... 17,463 2,161,046
Corning, Inc. ........................ 21,492 1,762,989
3,924,035
Entertainment — 5.4%
(a)
Netflix, Inc. ......................... 7,292 8,742,525
Spotify Technology SA ................. 9,037 6,307,826
15,050,351
Financial Services — 5.0%
Adyen NV
(a) (c) (d)
...................... 2,045 3,290,566
Visa, Inc. , Class A .................... 30,846 10,530,208
13,820,774
Health Care Equipment & Supplies — 2.5%
(a)
Boston Scientific Corp. ................. 29,261 2,856,751
Intuitive Surgical, Inc. .................. 9,208 4,118,094
6,974,845
Hotels, Restaurants & Leisure — 1.0%
Hilton Worldwide Holdings, Inc. ........... 11,149 2,892,496
Interactive Media & Services — 6.4%
Meta Platforms, Inc. , Class A ............. 24,161 17,743,355
IT Services — 1.0%
(a)
Shopify, Inc. , Class A .................. 11,972 1,779,159
Snowflake, Inc. , Class A ................ 4,150 936,032
2,715,191
Life Sciences Tools & Services — 0.7%
Danaher Corp. ...................... 9,849 1,952,663
Media — 0.1%
Charter Communications, Inc. , Class A
(a)
..... 636 174,967
Pharmaceuticals — 2.5%
Eli Lilly & Co. ....................... 9,232 7,044,016
Security
Shares
Shares Value
Real Estate Management & Development — 0.6%
CoStar Group, Inc.
(a)
................... 20,406 $ 1,721,654
Semiconductors & Semiconductor Equipment — 23.9%
ASM International NV .................. 3,544 2,137,563
ASML Holding NV (Registered), NYRS , ADR .. 1,614 1,562,497
Broadcom, Inc. ...................... 55,682 18,370,049
NVIDIA Corp. ....................... 204,828 38,216,808
Taiwan Semiconductor Manufacturing Co. Ltd. ,
ADR ........................... 22,488 6,280,673
66,567,590
Software — 19.5%
AppLovin Corp. , Class A
(a)
............... 10,394 7,468,505
Cadence Design Systems, Inc.
(a)
.......... 15,324 5,382,708
Fair Isaac Corp.
(a)
..................... 720 1,077,502
Intuit, Inc. .......................... 11,662 7,964,096
Microsoft Corp. ...................... 55,408 28,698,574
Oracle Corp. ........................ 13,555 3,812,208
54,403,593
Specialty Retail — 1.5%
Carvana Co. , Class A
(a)
................. 11,503 4,339,392
Technology Hardware, Storage & Peripherals — 6.6%
Apple, Inc. ......................... 72,245 18,395,744
Total Common Stocks — 98 .8%
(Cost: $ 150,957,943 ) .............................. 275,433,227
Preferred Securities
Preferred Stocks — 1.6%
Interactive Media & Services — 1.6%
ByteDance Ltd. , Series E-1 , (Acquired 11/11/20 ,
cost $ 1,906,152 )
(a) (e) (f)
................ 17,396 4,398,927
Total Preferred Securities — 1 .6%
(Cost: $ 1,906,152 ) ............................... 4,398,927
Total Long-Term Investments — 100.4%
(Cost: $ 152,864,095 ) .............................. 279,832,154
Short-Term Securities
Money Market Funds — 2.7%
(g)(h)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.26%
(i)
.................... 6,771,965 6,775,352
BlackRock Liquidity Funds, T-Fund, Institutional
Class , 4.01% ..................... 721,686 721,686
Total Short-Term Securities — 2 .7%
(Cost: $ 7,497,472 ) ............................... 7,497,038
Total Investments — 103 .1%
(Cost: $ 160,361,567 ) .............................. 287,329,192
Liabilities in Excess of Other Assets — (3.1) % ............. (8,615,012)
Net Assets — 100.0% ...............................
$ 278,714,180

Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Large Cap Focus Growth V.I. Fund

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $4,398,927, representing 1.58% of its net assets as of period end, and an original cost of $1,906,152.
(f)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(g)
Affiliate of the Fund.
(h)
Annualized 7-day yield as of period end.
(i)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
12/31/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/25
Shares
Held at
09/30/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ — $ 6,774,936
(a)
$ — $ 850 $ (434) $ 6,775,352 6,771,965 $ 6,539
(b)
$ —
BlackRock Liquidity Funds,
T-Fund, Institutional Class . 336,790 384,896
(a)
— — — 721,686 721,686 18,386 —
$ 850 $ (434) $ 7,497,038 $ 24,925 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Large Cap Focus Growth V.I. Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/ or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense .................................... $ 8,868,635 $ — $ — $ 8,868,635
Automobiles .......................................... 12,406,068 — — 12,406,068
Broadline Retail ........................................ 22,450,813 — — 22,450,813
Building Products ....................................... 1,628,766 — — 1,628,766
Capital Markets ........................................ 10,217,680 — — 10,217,680
Chemicals ............................................ 1,003,115 — — 1,003,115
Electrical Equipment ..................................... 1,137,484 — — 1,137,484
Electronic Equipment, Instruments & Components ................. 3,924,035 — — 3,924,035
Entertainment ......................................... 15,050,351 — — 15,050,351
Financial Services ...................................... 10,530,208 3,290,566 — 13,820,774
Health Care Equipment & Supplies ........................... 6,974,845 — — 6,974,845
Hotels, Restaurants & Leisure .............................. 2,892,496 — — 2,892,496
Interactive Media & Services ............................... 17,743,355 — — 17,743,355
IT Services ........................................... 2,715,191 — — 2,715,191
Life Sciences Tools & Services .............................. 1,952,663 — — 1,952,663
Media ............................................... 174,967 — — 174,967
Pharmaceuticals ....................................... 7,044,016 — — 7,044,016
Real Estate Management & Development ....................... 1,721,654 — — 1,721,654
Semiconductors & Semiconductor Equipment .................... 64,430,027 2,137,563 — 66,567,590
Software ............................................. 54,403,593 — — 54,403,593
Specialty Retail ........................................ 4,339,392 — — 4,339,392
Technology Hardware, Storage & Peripherals .................... 18,395,744 — — 18,395,744
Preferred Securities ....................................... — — 4,398,927 4,398,927
Short-Term Securities
Money Market Funds ...................................... 7,497,038 — — 7,497,038
$ 277,502,136 $ 5,428,129 $ 4,398,927 $ 287,329,192

Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Large Cap Focus Growth V.I. Fund

A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
Preferred
Securities Total
Investments
Assets/Liabilities
Opening balance, as of December 31, 2024 ................................................................................... $ 3,143,457 $ 3,143,457
Transfers into Level 3 ................................................................................................. — —
Transfers out of Level 3 ................................................................................................ — —
Accrued discounts/premiums ............................................................................................. — —
Net realized gain .................................................................................................... — —
Net change in unrealized appreciation
(a)
...................................................................................... 1,255,470 1,255,470
Purchases ......................................................................................................... — —
Sales ............................................................................................................ — —
Closing balance, as of September 30, 2025 ...................................................................................
$ 4,398,927 $ 4,398,927
Net change in unrealized appreciation on investments still held at September 30, 2025
(a)
......................................................
$ 1,255,470 $ 1,255,470
(a)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at September 30, 2025 is generally due to investments no longer held or categorized as Level 3 at period end.

Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Large Cap Focus Growth V.I. Fund

(a)
A significant change in unobservable input would have resulted in a correlated (inverse) significant change to value.
The following table summarizes the valuation approaches used and unobservable inputs utilized by the Valuation Committee to determine the value of certain of the Fund’s
Level 3 financial instruments as of period end.
Value
Valuation
Approach Unobservable Inputs
(a)
Range of
Unobservable
Inputs Utilized
(a)
Weighted Average of
Unobservable Inputs
Based on Fair Value
Preferred Stocks ........................... $ 4,398,927 Market Revenue Multiple 1.50x —
$ 4,398,927
Portfolio Abbreviation
ADR American Depositary Receipts
NYRS New York Registered Shares